Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Beginning Balance	$ 81,276		$ 71,367
Acquired through acquisitions	3,873	[1]	9,206	[1]
Adjustments
Effects of foreign currency rate changes	(306)		703
Ending Balance	$ 84,843		$ 81,276

[1]	See Note 3 for acquisitions completed in financial years 2012 and 2013.